8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Net Investment In Direct Financing And Sales-type Leases Details Narrative
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate	13.31%	12.71%